AB Sustainable International Thematic Fund

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Information Technology – 27.7%
Electronic Equipment, Instruments & Components – 7.6%
Halma PLC	1,128,286	$33,691,047
Keyence Corp.	31,100	14,438,515
Shimadzu Corp.	859,000	23,926,699

		72,056,261

IT Services – 3.3%
Accenture PLC - Class A	89,566	31,044,471

Semiconductors & Semiconductor Equipment – 14.5%
ASML Holding NV	35,859	34,763,932
Infineon Technologies AG	570,181	19,389,313
MediaTek, Inc.	520,000	18,841,839
NXP Semiconductors NV	120,463	29,847,118
Taiwan Semiconductor Manufacturing Co., Ltd.	1,491,000	35,718,715

		138,560,917

Software – 2.3%
Descartes Systems Group, Inc. (The)(a)	241,776	22,129,757

		263,791,406

Financials – 19.2%
Banks – 4.5%
Bank Mandiri Persero Tbk PT	61,024,500	27,765,723
HDFC Bank Ltd.	895,758	15,610,180

		43,375,903

Capital Markets – 8.3%
Deutsche Boerse AG	124,488	25,493,890
London Stock Exchange Group PLC	228,252	27,311,287
Partners Group Holding AG	18,161	25,942,730

		78,747,907

Insurance – 6.4%
Aflac, Inc.	287,509	24,685,523
AIA Group Ltd. - Class H	1,817,600	12,226,220
Beazley PLC	2,841,179	23,891,215

		60,802,958

		182,926,768

Health Care – 17.7%
Health Care Equipment & Supplies – 5.8%
Alcon, Inc.(a)	232,061	19,194,108
ConvaTec Group PLC(b)	3,421,310	12,359,669
STERIS PLC	107,383	24,141,846

		55,695,623

Health Care Providers & Services – 2.5%
Apollo Hospitals Enterprise Ltd.	317,301	24,188,447

Life Sciences Tools & Services – 7.0%
Danaher Corp.	67,532	16,864,091
ICON PLC(a)	90,473	30,394,405
Tecan Group AG (REG)	46,342	19,200,864

		66,459,360

Pharmaceuticals – 2.4%
Roche Holding AG	88,015	22,471,906

		168,815,336

Industrials – 14.3%
Commercial Services & Supplies – 3.2%
Veralto Corp.	345,574	30,638,591

Construction & Engineering – 2.4%
WSP Global, Inc.	133,123	22,187,330

Company	Shares			U.S. $ Value

Machinery – 3.4%
ATS Corp.(a)		192,286		$6,483,884
SMC Corp.		24,000		13,539,846
TOMRA Systems ASA		804,934		12,599,580

				32,623,310

Professional Services – 5.3%
Experian PLC		582,539		25,382,942
RELX PLC		587,175		25,322,182

				50,705,124

				136,154,355

Consumer Staples – 11.5%
Food Products – 5.8%
Danone SA		486,915		31,476,545
Kerry Group PLC - Class A		154,734		13,258,552
Nestle SA (REG)		97,502		10,359,583

				55,094,680

Personal Care Products – 5.7%
Dabur India Ltd.		1,044,419		6,549,356
Haleon PLC		4,956,341		20,770,933
Unilever PLC		544,517		27,335,755

				54,656,044

				109,750,724

Consumer Discretionary – 3.7%
Automobile Components – 3.7%
Autoliv, Inc.		295,080		35,536,484

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Neste Oyj		448,293		12,155,566

Total Common Stocks (cost $771,014,740)				909,130,639

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $39,141,877)		39,141,877		39,141,877

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York 0.52%, 04/02/2024	CHF	84		93,347
2.52%, 04/02/2024	DKK	548		79,210
3.28%, 04/02/2024	NOK	943		86,831
3.79%, 04/01/2024	CAD	122		89,966
6.27%, 04/02/2024	ZAR	0	*	3
Citibank, London 2.85%, 04/02/2024	EUR	87		93,991
HSBC, Hong Kong 2.36%, 04/02/2024	HKD	741		94,644
Royal Bank of Canada, London 4.15%, 04/02/2024	GBP	200		252,941
SEB, Stockholm 2.79%, 04/02/2024	SEK	825		77,064
SMBC, Tokyo (0.25)%, 04/01/2024	JPY	14,212		93,883

Total Time Deposits (cost $961,880)				961,880

Total Short-Term Investments (cost $40,103,757)				40,103,757

	U.S. $ Value

Total Investments – 99.6% (cost $811,118,497)(f)	$949,234,396	(g)
Other assets less liabilities – 0.4%	3,911,051

Net Assets –100.0%	$953,145,447

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	2,036	USD	2,569	04/19/2024	$(656)
Bank of America NA	IDR	108,529,000	USD	6,921	04/25/2024	87,693
Bank of America NA	NOK	22,356	USD	2,136	04/30/2024	75,581
Bank of America NA	TWD	603,307	USD	19,257	05/24/2024	371,314
Bank of America NA	USD	1,923	TWD	60,241	05/24/2024	(37,076)
Bank of America NA	USD	2,285	INR	189,524	06/14/2024	(17,136)
Barclays Bank PLC	BRL	62,213	USD	12,452	04/02/2024	47,669
Barclays Bank PLC	USD	12,452	BRL	62,213	04/02/2024	(47,918)
Barclays Bank PLC	USD	2,078	AUD	3,195	04/18/2024	5,354
Barclays Bank PLC	USD	4,310	AUD	6,509	04/18/2024	(66,173)
Barclays Bank PLC	USD	3,528	KRW	4,699,403	04/18/2024	(43,017)
Brown Brothers Harriman & Co.	GBP	12,363	USD	15,664	04/19/2024	58,544
Brown Brothers Harriman & Co.	NOK	23,532	USD	2,203	04/30/2024	33,587
Brown Brothers Harriman & Co.	JPY	845,714	USD	5,754	05/16/2024	128,477
Brown Brothers Harriman & Co.	USD	2,640	ILS	9,508	05/16/2024	(49,133)
Brown Brothers Harriman & Co.	CAD	2,185	USD	1,619	06/13/2024	4,266
Citibank NA	USD	37,466	AUD	56,795	04/18/2024	(438,359)
Citibank NA	USD	26,269	KRW	34,338,188	04/18/2024	(806,116)
Citibank NA	IDR	197,458,000	USD	12,670	04/25/2024	238,486
Citibank NA	JPY	1,510,897	USD	10,320	05/16/2024	269,582
Citibank NA	USD	2,373	JPY	357,107	05/16/2024	2,315
Citibank NA	USD	19,776	CAD	26,607	06/13/2024	(112,866)
Deutsche Bank AG	BRL	62,213	USD	12,488	04/02/2024	83,161
Deutsche Bank AG	USD	12,452	BRL	62,213	04/02/2024	(47,669)
Deutsche Bank AG	USD	16,846	SEK	177,253	04/30/2024	(267,973)
Deutsche Bank AG	USD	12,448	BRL	62,213	05/03/2024	(82,257)
Deutsche Bank AG	JPY	424,996	USD	2,876	05/16/2024	49,199
Deutsche Bank AG	CNH	27,731	USD	3,882	05/23/2024	55,410
Deutsche Bank AG	USD	2,665	CNH	19,142	05/23/2024	(23,573)
Deutsche Bank AG	TWD	217,609	USD	6,927	05/24/2024	115,138
Deutsche Bank AG	USD	98,978	EUR	90,356	06/12/2024	(1,214,691)
Goldman Sachs Bank USA	INR	378,856	USD	4,570	06/14/2024	37,132
HSBC Bank USA	USD	1,920	JPY	288,229	05/16/2024	(2,571)
JPMorgan Chase Bank NA	GBP	8,109	USD	10,278	04/19/2024	42,534
JPMorgan Chase Bank NA	USD	5,065	MXN	85,770	05/23/2024	51,677
Morgan Stanley Capital Services LLC	USD	2,426	KRW	3,228,107	04/18/2024	(32,458)
Morgan Stanley Capital Services LLC	GBP	61,985	USD	78,669	04/19/2024	427,460
Morgan Stanley Capital Services LLC	JPY	605,850	USD	4,166	05/16/2024	135,705
Morgan Stanley Capital Services LLC	USD	111,648	JPY	16,489,738	05/16/2024	(1,962,726)
Morgan Stanley Capital Services LLC	USD	16,689	TWD	519,346	05/24/2024	(432,036)
NatWest Markets PLC	USD	5,883	ZAR	112,776	04/19/2024	63,446
Standard Chartered Bank	USD	2,065	CHF	1,803	05/08/2024	(57,564)
Standard Chartered Bank	USD	1,806	INR	151,428	06/14/2024	5,684
State Street Bank & Trust Co.	CHF	2,035	USD	2,331	05/08/2024	65,044
UBS AG	GBP	1,998	USD	2,537	04/19/2024	14,777
UBS AG	GBP	1,581	USD	1,995	04/19/2024	(209)
UBS AG	IDR	31,511,694	USD	1,987	04/25/2024	2,545
UBS AG	NOK	42,657	USD	4,036	04/30/2024	104,362
UBS AG	CHF	37,087	USD	42,187	05/08/2024	898,273
UBS AG	USD	2,628	CHF	2,291	05/08/2024	(77,130)
UBS AG	USD	5,641	SGD	7,499	05/17/2024	(75,551)
UBS AG	USD	66,769	CNH	478,990	05/23/2024	(673,188)

						$(3,093,631)

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of this security amounted to $12,359,669 or 1.30% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $166,479,186 and gross unrealized depreciation of investments was $(31,456,918), resulting in net unrealized appreciation of $135,022,268.

(g)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund values its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

24.6%	United States
15.8%	United Kingdom
10.2%	Switzerland
5.7%	Taiwan
5.5%	Japan
5.4%	Canada
4.9%	India
4.7%	Germany
3.7%	Sweden
3.7%	Netherlands
3.3%	France
2.9%	Indonesia
1.4%	Ireland
4.0%	Other
4.2%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following: Finland, Hong Kong and Norway.

AB Sustainable International Thematic Fund

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$83,021,346	$180,770,060		$-0-	$263,791,406
Financials	24,685,523	158,241,245		-0-	182,926,768
Health Care	71,400,342	97,414,994		-0-	168,815,336
Industrials	59,309,805	76,844,550		-0-	136,154,355
Consumer Staples	-0-	109,750,724		-0-	109,750,724
Consumer Discretionary	35,536,484	-0-		-0-	35,536,484
Energy	-0-	12,155,566		-0-	12,155,566
Short-Term Investments:
Investment Companies	39,141,877	-0-		-0-	39,141,877
Time Deposits	961,880	-0-		-0-	961,880

Total Investments in Securities	314,057,257	635,177,139	+	-0-	949,234,396
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	3,474,415		-0-	3,474,415
Liabilities
Forward Currency Exchange Contracts	-0-	(6,568,046)		-0-	(6,568,046)

Total	$314,057,257	$632,083,508		$-0-	$946,140,765

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$52,965	$249,774	$263,597	$39,142	$1,044
Government Money Market Portfolio*	-0-	24,576	24,576	-0-	5
Total				$39,142	$1,049

*	Investment of cash collateral for securities lending transactions.